Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.20%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.40%